787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 13, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Balanced Capital V.I. Fund, a series of BlackRock Variable Series Funds, Inc.

(File No. 002-74452 and File No. 811-03290)

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated November 29, 2011, to the Prospectus, dated May 1, 2011, as amended June 6, 2011, for BlackRock Balanced Capital V.I. Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated November 29, 2011 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8681.

Very truly yours,

/s/ Armando Capasso
Armando Capasso

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC